Note 10 - Common and Preferred Stock, Additional Paid-in Capital and Dividends	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Stockholders' Equity Note Disclosure [Text Block]
10.	Common and Preferred Stock, Additional Paid-In Capital and Dividends:

Reverse stock split:
On
May 11 2017,
June 23 2017,
August 3 2017,
October 6 2017,
March 26 2018
and
August 22 2019,
the Company effected a
1
-for-
20,
a
1
-for-
15,
a
1
-for-
30,
a
1
-for-
2,
a
1
-for-
10
and a
1
-for-
20
reverse stock split of its common stock respectively. There was no
change in the number of authorized common shares of the Company. All numbers of share and earnings per share amounts, as well as warrant shares eligible for purchase under the Company's warrants, in these financial statements have been retroactively adjusted to reflect these reverse stock splits.

Series C preferred convertible shares:
On
February 17, 2017,
the Company completed a private placement of
7,500
Series C convertible preferred shares (the “Series C shares”) for an aggregate principal amount of
$7,500
with Xanthe. Holders of Series C shares had
no
voting rights. The Company at its option had the right to redeem the outstanding Series C shares at an amount equal to
120%
of the Conversion Amount being redeemed. The holders of Series C shares were entitled to receive quarterly dividends at a rate of
8%
per annum payable in common shares, except that any dividend not
paid in common shares would be payable in cash. During the year ended
December 31, 2017
the Company issued
45,232
common shares upon the conversion of
7,500
Series C shares and paid
$600
in dividends. Also in consideration for entering into the agreement, the Company issued
$113
of its common stock to Xanthe as a commitment fee. As of
December 31, 2017
all Series C shares had been converted to common stock.

Series D preferred shares:
On
May 8, 2017,
the Company issued
100,000
shares of Series D preferred shares (the “Series D shares”) to Tankers Family Inc., a company controlled by Lax Trust for one thousand
dollars (
$1,000
) pursuant to a stock purchase agreement. The Series D shares are not
convertible into common shares and each Series D share has the voting power of
1,000
common shares. The Series D shares have
no
dividend or distribution rights and shall expire and all outstanding Series D shares shall be redeemed by the Company for par value on the date that any loan with any other financial institution, which contain covenants that require that any member of the family of Mr. Evangelos J. Pistiolis maintain a specific minimum ownership or voting interest (either directly and/or indirectly through companies or other entities beneficially owned by any member of the Pistiolis family and/or trusts or foundations of which any member of the Pistiolis family are beneficiaries) of the Company's issued and outstanding common shares, respectively, are fully repaid or reach their maturity date. The Series D shares shall not
be otherwise redeemable and upon any liquidation, dissolution or winding up of the Company, the Series D shares shall have a liquidation preference of
$0.01
per share. The Series D Preferred Shares shall
not
be otherwise redeemable. Currently the SLBs with Bank of Communications Financial Leasing Company, Oriental Fleet International Company Limited and China Merchants Bank Financial Leasing have similar provisions that are satisfied via the existence of the Series D Shares.

Common stock purchase agreement:
On
February 2, 2017,
the Company, entered into an agreement, as amended
four
times during
2017,
with Kalani, under which the Company could sell up to
$40,341
of its common stock to Kalani over a period of
24
months, subject to certain limitations (the “Common stock purchase agreement”). Proceeds from sales of common stock were used for general corporate purposes. Kalani had no
right to require any sales and was obligated to purchase the common stock as directed by the Company, subject to certain limitations set forth in the agreement. In consideration for entering into the agreement, the Company issued
$606
of its common stock to Kalani as a commitment fee.
No
warrants, derivatives, or other share classes were associated with this agreement. As of
December 31, 2017,
the Company had received proceeds (net of
1%
commitment fees), amounting to
$39,937
and issued
31,638
common shares. On
October 12, 2017
the Common stock purchase agreement was completed.

First Crede Purchase Agreement:
On
November 7, 2017,
the Company, entered into an agreement with Crede, pursuant to which the Company could sell up to
$25,000
of shares of its common stock, to Crede over a period of
24
months, subject to certain limitations (the “First Crede Purchase Agreement”). In consideration for entering into the First Crede Purchase Agreement, the Company agreed to issue up to
$500
of shares of its common stock, to Crede as a commitment fee. Crede had no
right to require any sales and was obligated to purchase the common stock as directed by the Company, subject to certain limitations set forth in the agreement. Proceeds from sales of common stock were used for general corporate purposes.
No
warrants, derivatives, or other share classes were associated with this agreement. As of
December 31, 2017,
the Company had received proceeds, amounting to
$25,000
and issued
269,148
common shares, out of which
7,500
shares refer to commitment fees. On
December 14, 2017
the First Crede Purchase Agreement was completed.

Second Crede Purchase Agreement:
On
December 11, 2017,
the Company, entered into a
second
agreement with Crede, pursuant to which the Company could sell another
$25,000
of shares of its common stock, to Crede over a period of
24
months, subject to certain limitations (the “Second Crede Purchase Agreement”). In consideration for entering into the Second Crede Purchase Agreement, the Company agreed to issue up to
$500
of shares of its common stock, to Crede as a commitment fee. Crede has no
right to require any sales and was obligated to purchase the common stock as directed by the Company, subject to certain limitations set forth in the agreement. Proceeds from sales of common stock were to be used for general corporate purposes.
No
warrants, derivatives, or other share classes are associated with this agreement. As of
December 31, 2018,
the Company had received proceeds, amounting to
$14,810
and issued
402,500
shares, out of which
5,795
shares refer to commitment fees. The Company terminated the Second Crede Purchase Agreement on
May 23, 2018.

Issuance of common stock and warrants as part of the
2018
Common Stock Offering:
On
October 26, 2018,
the Company priced a public offering of
100,000
shares of common stock, and warrants to purchase
175,000
common shares (the
“2018
Warrants”), at
$30
per common share and
$0.0002
per warrant. The
2018
Warrants had an exercise price of
$30
per share, were exercisable immediately, and expired
four
months from the date of issuance. Each warrant granted the warrant holder the option to purchase one
common share of the Company at any time within the abovementioned term (American style option). The proceeds from this offering (net of
6.5%
placement agent fees), were
$2,805.
As of
December 31, 2019,
all
2018
Warrants, namely
3,500,000,
have been exercised for gross proceeds of
$3,788
and
175,000
common shares were issued pursuant to these exercises (out of which
97,350
were issued during the year ended
December 31, 2019).
The Company accounted for the
2018
Warrants as equity in accordance with the accounting guidance for derivatives. The accounting guidance provides a scope exception from classifying and measuring as a financial liability a contract that would otherwise meet the definition of a derivative if the contract is both (i) indexed to the entity’s own stock and (ii) meets the equity classifications conditions. The Company concluded these warrants should be equity-classified since they contain no
provisions which would require the Company to account for the warrants as a derivative liability, and therefore were initially measured at fair value in permanent equity with subsequent changes in fair value not
measured.

On initial recognition the fair value of the
2018
Warrants was
$1,671
and was determined using the Black-Scholes methodology. The fair value is considered by the Company to be classified as Level
3
in the fair value hierarchy since it is derived by unobservable inputs. The major unobservable input in connection with the valuation of the Company’s
2018
Warrants was the volatility used in the valuation model, which is approximated by using four
-month daily historical observations of the Company’s share price. The annualized four
-month daily historical volatility that has been applied in the warrant valuation was
108%.
A
5%
increase in the volatility applied would have led to an increase of
3.8%
in the fair value of the
2018
Warrants.

Equity distribution agreement:
On
May 25, 2018,
the Company, entered into an equity distribution agreement, or as is commonly known, an at-the-market offering, with Maxim Group LLC (“Maxim”), under which the Company could sell up to
$14,250
of its common stock with Maxim acting as a sales agent over a period of
12
months (the “Maxim ATM”). Since Maxim was acting solely as a sales agent, it had no
right to require any common stock sales.
No
warrants, derivatives, or other share classes were associated with this agreement. On
July 24, 2018
the Company terminated the Maxim ATM and as of that date the Company had received proceeds (net of
2%
fees), amounting to
$2,781
and issued
124,543
common shares.

2014
Warrants:
On
July 31, 2019
the
2014
Warrants expired. From
January 1, 2019
up to
July 31, 2019
1,268,000
2014
Warrants, were exercised for gross proceeds of
$3,161
and
337,035
common shares were issued pursuant to these exercises.

Issuance of common stock and warrants as part of the
September 2019
Common Stock Offering:
On
September 13, 2019,
the Company closed an underwritten public offering of an aggregate of
1,580,000
common shares (or pre-funded warrants to purchase common shares in lieu thereof, the Pre-Funded Warrants), warrants, or the Traditional Warrants, to purchase up to
1,790,000
of the Company’s common shares and an overallotment option of up to
237,000
common shares, or the
September 2019
Transaction. This resulted in gross proceeds of
$10,480
before deducting underwriting discounts, commissions and other offering expenses. The gross proceeds include the partial exercise of
85,000
common shares of the underwriter's over-allotment option granted in connection with the offering. From
September 13
to
December 31, 2019,
1,245,090
common shares were issued pursuant to the cashless exercise of
1,778,700
Traditional Warrants. The Traditional Warrants expired on
December 31, 2019.

The Traditional Warrants entitled their holders to purchase either
1
common share upon a cash exercise or
0.7
common shares upon a cashless exercise. Each Traditional Warrants had an exercise price of
$8.19
per share and was exercisable from the date of issuance up to
December 31, 2019.
The Traditional Warrants could have been exercised on a cashless basis beginning on the earlier of (i)
30
days from the closing date and (ii) the trading day on which the aggregate trading volume of the Company’s common shares since the date of filing of the registration statement registering the common shares underlining the Traditional Warrants was equal to more than
4.74
million common shares (the “Cashless Date”) if the VWAP of the common shares on any trading day on or after the Cashless Date failed to exceed the exercise price. The number of common shares issuable in such cashless exercise was
0.7
of a common share that would be issuable upon exercise of a Traditional Warrant in accordance with its terms if such exercise were by means of a cash exercise.

The Company accounted for the Traditional Warrants as equity in accordance with the accounting guidance for derivatives. The accounting guidance provides a scope exception from classifying and measuring as a financial liability a contract that would otherwise meet the definition of a derivative if the contract is both (i) indexed to the entity’s own stock and (ii) meet the equity classifications conditions. The Company concluded these warrants should be equity-classified since they contain no
provisions which would require the Company to account for the warrants as a derivative liability and therefore were initially measured at fair value in permanent equity with subsequent changes in fair value not
measured.

On initial recognition the fair value of the Traditional Warrants was
$1,139
and was determined using the Black-Scholes methodology. The fair value is considered by the Company to be classified as Level
3
in the fair value hierarchy since it is derived by unobservable inputs. The major unobservable input in connection with the valuation of the Company’s Traditional Warrants was the volatility used in the valuation model, which is approximated by using three
-month daily historical observations of the Company’s share price. The annualized three
-month daily historical volatility that has been applied in the warrant valuation was
181%.
A
5%
increase in the volatility applied would have led to an increase of
10%
in the fair value of the Traditional Warrants.

Issuance of common stock and warrants as part of the
November 2019
Registered Direct Offering:
On
November 6, 2019,
the Company entered into a placement agent agreement with Maxim Group LLC relating to the sale of the Company’s securities, or the Placement Agent Agreement. Pursuant to the Placement Agent Agreement, we entered into the Securities Purchase Agreement, with certain institutional investors in connection with a registered direct offering of an aggregate of
4,200,000
of the Company’s common shares at a public offering price of
$2.00
per share, registered on the Company’s Registration Statement on Form F-
3
(
333
-
215577
), or the Registered Offering. Concurrently with the Registered Offering and pursuant to the Purchase Agreement, we also commenced a private placement whereby we issued and sold Class A Warrants (or the “Class A Warrants”) to purchase up to
4,200,000
of the Company’s common shares and Class B Warrants (or the “Class B Warrants”) to purchase up to
4,200,000
of the Company’s common shares. The
November 2019
Registered Direct Offering resulted in gross proceeds of
$8,400
before deducting underwriting discounts, commissions and other offering expenses. The Class A Warrants and Class B Warrants were registered via a registration statement in form
F1
that became effective on
January 21, 2020.

As of
December 31, 2019
the Company had
4,200,000
Class A Warrants and
4,200,000
Class B Warrants outstanding. During the year ended
December 31, 2019
no
Class A Warrants or Class B Warrants were exercised.

The Class A Warrants entitle their holders to purchase either
1
common share upon a cash exercise or
0.4
common shares upon a cashless exercise. Each Class A Warrant has an exercise price of
$2.00
per share and is exercisable from the date of issuance up to
July 7, 2020.
The Class A Warrants
may
be exercised on a cashless basis beginning on the earlier of (i)
30
days from the closing date and (ii) the trading day on which the aggregate trading volume of the Company’s common shares
November 6, 2019
is equal to more than
three
times the number of common shares offered pursuant to the Purchase Agreement (the “Cashless Date”) if the VWAP of the common shares on any Trading Day on or after the Cashless Date fails to exceed
$3.20
on such date (as
may
be subject to adjustment). The number of common shares issuable in such cashless exercise is
0.4
of a common share that would be issuable upon exercise of a Class A Warrant in accordance with its terms if such exercise were by means of a cash exercise.

The Company accounted for the Class A Warrants as equity in accordance with the accounting guidance for derivatives. The accounting guidance provides a scope exception from classifying and measuring as a financial liability a contract that would otherwise meet the definition of a derivative if the contract is both (i) indexed to the entity’s own stock and (ii) meets the equity classifications conditions. The Company concluded these warrants should be equity-classified since they contain no
provisions which would require the Company to account for the warrants as a derivative liability and therefore were initially measured at fair value in permanent equity with subsequent changes in fair value not
measured.

On initial recognition the fair value of the Class A Warrants was
$1,343
and was determined using the Black-Scholes methodology. The fair value is considered by the Company to be classified as Level
3
in the fair value hierarchy since it is derived by unobservable inputs. The major unobservable input in connection with the valuation of the Company’s Traditional Warrants was the volatility used in the valuation model, which is approximated by using eight
-month daily historical observations of the Company’s share price. The annualized eight
-month daily historical volatility that has been applied in the warrant valuation was
127%.
A
5%
increase in the volatility applied would have led to an increase of
7.35%
in the fair value of the Class A Warrants.

The Class B Warrants entitle their holders to purchase either
1
common share upon a cash exercise. Each Class B Warrant has an exercise price of
$2.00
per share and is exercisable from the date of issuance up to
May 7, 2021.

The Class B Warrants have a number of round down protection measures embedded in the warrant agreement. These measures provide for a downward adjustment of the exercise price of each warrant in the following cases:

•
Issuance of common shares:
if the Company issues, sells or is deemed to have issued or sold any common shares for a consideration per share less than the exercise price of the Class B Warrants then the latter shall be reduced to match the reduced consideration per share.
•
Issuance of options or convertible securities:
if the Company issues or sells any options at a strike price that is lower than the exercise price of the Class B Warrants then the latter will be reduced to match the strike price of the options. If the Company issues convertible securities that end up converting at a price per share that is lower than the exercise price of the Class B Warrants then the latter will be reduced to match that conversion price per share.
•
Change in option price or rate of conversion:
if the purchase or exercise price provided for in any of the Company’s options, the additional consideration, if any, payable upon the issue, conversion, exercise or exchange of any of the Company’s convertible securities, or the rate at which any convertible securities of the Company are convertible into or exercisable or exchangeable for common shares increases or decreases at any time, then the Class B Warrants’ exercise price will be adjusted to such price, provided that it is lower than the existing at the time Class B Warrants’ exercise price.
•
Other events:
if the Company takes any action that results in the dilution of the warrant holder not
covered by the abovementioned round down protection measures (including, the granting of stock appreciation rights, phantom stock rights or other rights with equity features), then the Company shall determine and implement an appropriate adjustment in the exercise price so as to protect the rights of the warrant holder.

The above list is
not
exhaustive and for a more comprehensive and complete list of round down protection measures one
should read the Class B Warrant agreement.

In connection with the abovementioned round down protection, the change in the conversion price of the Series E shares constituted a “Change in Option Price or Rate of Conversion” (as defined in the Class B Warrant agreement) and that, pursuant to Section
3
(f)(iii) of the Class B Warrant agreement, entitles each holder to in any exercise of Class B Warrants, designate the Exercise Price (as defined in the Class B Warrant agreement) as the conversion price at which the Series E Shares are convertible, namely the lesser of: (i)
$20.00,
(ii)
80%
of the lowest daily VWAP of the Company’s common shares over the twenty
consecutive trading days expiring on the trading day immediately prior to the date of delivery of a conversion notice, (iii) the conversion price or exercise price per share of any of the Company’s then outstanding convertible shares or warrants, (iv) the lowest issuance price of the Company’s common shares in any transaction from the date of the issuance the Series E Shares onwards, but in no
event will the Exercise Price be less than
$1.00
(Floor Price). During the year ended
December 31, 2019
no
Class B Warrants were exercised.

As of
December 31, 2019
the Class B Warrants exercise price was
$1.00
(floor price).

Accounting Treatment of the Class B Warrants

As of the issuance date the fair value of the
4,200,000
Class B Warrants amounted to
$0.3052
per warrant, using the Cox, Ross and Rubinstein Binomial methodology.

The fair value is considered by the Company to be classified as Level
3
in the fair value hierarchy since it is derived by unobservable inputs. The major unobservable input in connection with the valuation of the Company’s Class B Warrants was the volatility used in the valuation model. The annualized eighteen
-month daily historical volatility that has been applied in the warrant valuation at inception was
134%.
A
5%
increase in the volatility applied would have led to an increase of
14%
in the fair value of the Class B Warrants.

The warrants issued in connection with the Company's follow-on offering provide for physical settlement requiring the Company to deliver shares to the holder of the warrants in exchange of cash. However the warrants provide for a series of round down protection features that in accordance with ASU
No.
2017
-
11
led to their classification as a liability since the settlement amount of the warrants may
not
equal the difference between the fair value of a fixed number of the Company shares and a fixed strike price. As a result, the fair value of the warrants is classified as a derivative liability and subsequent changes in fair value are recognized in the consolidated statements of comprehensive loss (see Note
15
).

Dividends:
No
dividends were paid to common stock holders in the years ended
December 31, 2017,
2018
and
2019.
An amount of
$600
in common shares was paid to holders of Series C shares during year ended
December 31, 2017.